13. SELLING AND MARKETING EXPENSES: Schedule of Selling and Marketing Expense (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Selling and Marketing Expense

	Year ended December 31,
	2018	2017	2016
	$	$	$
Payroll (sales personnel)	173,536	335,920	329,091
Marketing and advertising	193,106	178,058	105,658
Distribution	104,407	102,948	161,304
Travel	1,447	79,235	67,769
	472,496	696,161	663,822